Events occurring after the reporting period	12 Months Ended
Dec. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events occurring after the reporting period
31	Events occurring after the reporting period

There were no material subsequent events during the period from 31 December 2018 to the approval date of these financial statements by the Board of Directors on April 19, 2019.